EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Beginning balance	$ 50,111	$ 49,804
Drilling and exploration	743	1,312
Assessments and taxes	1,059	(842)
Effect of movements in exchange rates	(2)	(100)
La preciosa non-core concessions transfer		0
Option income		(63)
Ending balance	51,911	50,111
Avino, Mexico City [Member]
Statement [Line Items]
Beginning balance	15,698	11,828
Drilling and exploration	81	877
Assessments and taxes	100	88
Effect of movements in exchange rates	(2)	22
La preciosa non-core concessions transfer		2,946
Option income		(63)
Ending balance	15,877	15,698
British Columbia & Yukon, Canada [Member]
Statement [Line Items]
Beginning balance	1	1
Drilling and exploration	0	0
Assessments and taxes	0	0
Effect of movements in exchange rates	0	0
Option income		0
Ending balance	1	1
La Preciosa, Mexico [Member]
Statement [Line Items]
Beginning balance	34,412	37,975
Drilling and exploration	662	435
Assessments and taxes	959	(930)
Effect of movements in exchange rates	0	(122)
La preciosa non-core concessions transfer		(2,946)
Option income		0
Ending balance	$ 36,033	$ 34,412